Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenues
Total revenues		$ 8,037,105	$ 9,695,402	$ 7,820,395
Expenses
Commission expenses		2,324,277	2,818,124	2,728,389
Compensation and benefits		1,361,327	1,010,460	562,297
Communications and technology		719,579	775,464	428,445
Occupancy		133,304	124,792	129,064
Travel and business development		120,114	188,963	53,337
Professional fees		1,825,913	1,207,552	271,477
Allowance for expected credit loss		170,643
Other administrative expenses		394,101	140,784	67,434
Total expenses		7,049,258	6,266,139	4,240,443
Income before income taxes		987,847	3,429,263	3,579,952
Income tax benefits (expense)		63,692	(31,520)	(88,647)
Net income		1,051,539	3,397,743	3,491,305
Other comprehensive (loss) income
Total foreign currency translation adjustment		(205,352)	115,501	(50,390)
Total comprehensive income		$ 846,187	$ 3,513,244	$ 3,440,915
Earnings per share:
Earnings per share, Basic (in Dollars per share)	[1]	$ 0.03	$ 0.1	$ 0.12
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding, Basic (in Shares)	[1]	32,278,485	34,165,920	30,000,000
Futures brokerage commissions
Revenues
Total revenues		$ 3,392,853	$ 4,312,075	$ 4,287,038
Trading solution service revenues
Revenues
Total revenues		2,728,732	4,396,207	3,309,288
Trading gains from over-the-counter (“OTC”) derivatives business
Revenues
Total revenues		118,974
Interest income from loan business
Revenues
Total revenues		236,556
Structured note subscription fees
Revenues
Total revenues				734,317
Other service revenues
Revenues
Total revenues		278,883	294,083	280,677
Trading gains (losses)
Revenues
Total revenues		121,964	193,926	(794,460)
Interest income and other
Revenues
Total revenues		$ 1,159,143	$ 499,111	$ 3,535

[1]	Retrospectively restated for effect of share reorganization (see Note 11).